Property, Equipment and Software, Net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Equipment and Software, Net [Abstract]
Depreciation expenses of property				¥ 2,140
Impairment of property equipment and software	¥ 21			¥ 1,112